SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549
                          FORM N-1A
                                           File No. 33-40991
                                           File No. 811-6322
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
     Pre-Effective Amendment No.
     Post-Effective Amendment No.    15                  [X]

                               AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
   OF 1940 [X]
      Amendment No.    15

                   DELAWARE POOLED TRUST, INC.
         (Exact Name of Registrant as Specified in Charter)

1818 Market Street, Philadelphia, Pennsylvania          19103
  (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number,
including Area Code:                               (215) 255-2923

                   George M. Chamberlain, Jr.,
             1818 Market Street, Philadelphia, PA 19103
               (Name and Address of Agent for Service)

Approximate Date of Public Offering:       April 14, 1997

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b)
    [X]   on April 14, 1997 pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
          75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:
    [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's 24f-2
       Notice for its most recent fiscal year was filed on
                     December 27, 1996.



                 ---   C O N T E N T S   ---



     This Post-Effective Amendment No. 15 to Registration File
No. 33-40991 includes the following:


     1.   Facing Page

     2.   Contents Page

     3.   Cross-Reference Sheet

     4.   Part A - Prospectus*

     5.   Part B - Statement of Additional Information**

     6.   Part C - Other Information***

     7.   Signatures




     * Part A - Prospectus. The Prospectus is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 14 made pursuant to Rule 485(a) under the Securities Act of 1933 on January 16, 1997.
     **   Part B - Statement of Additional Information.  The
Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 14 made pursuant to Rule 485(a) under the Securities Act of 1933 on January 16, 1997.
     *** Part C - Other Information. All items except Item 28(a) and Item 28(b) under Other Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 14 made pursuant to Rule 485(a) under the Securities Act of 1933 on January 16, 1997. Items 28(a) and 28(b) are included herein.

Item 28.  Business and Other Connections of Investment Adviser.

     (a) Delaware Management Company, Inc. ("DMC") serves as investment manager to The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The Defensive Equity Small/Mid-Cap Portfolio, The High-Yield Bond Portfolio and The Real Estate Investment Trust Portfolio. In addition, DMC also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds, and to certain other investment companies. In addition, certain directors of DMC also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by DMC's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

          The following persons serving as directors or officers of DMC have held the following positions during the past two years:

Name and Principal      Positions and Offices with DMC and its
Business Address*       Affiliates and Other Positions and
                        Offices Held

Wayne A. Stork          Chairman of the Board, President, Chief
                        Executive Officer, Chief Investment
                        Officer and Director of Delaware
                        Management Company, Inc.; President,
                        Chief Executive Officer, Chairman of the
                        Board and Director of each fund in the
                        Delaware Group(with the exception of
                        Delaware Pooled Trust, Inc.), Delaware
                        Management Holdings, Inc., DMH Corp.,
                        Delaware International Holdings
                        Ltd. and Founders Holdings, Inc.;
                        Chairman of the Board and Director of
                        Delaware Pooled Trust, Inc., Delaware
                        Distributors, Inc. and Delaware Capital
                        Management, Inc.; Chairman, Chief
                        Executive Officer and Director of
                        Delaware International Advisers Ltd.;
                        and Director of Delaware Service
                        Company, Inc. and Delaware Investment &
                        Retirement Services, Inc.


*Business address of each is 1818 Market Street, Philadelphia, PA
19103.



Name and Principal      Positions and Offices with DMC and its
Business Address*       Affiliates and Other Positions and
                        Offices Held

Richard G. Unruh, Jr.   Executive Vice President and Director of
                        Delaware Management Company, Inc.;
                        Executive Vice President of the
                        Registrant and each of the other funds
                        in the Delaware Group; Senior
                        Vice President of Delaware Management
                        Holdings, Inc. and Delaware Capital
                        Management, Inc; and Director of
                        Delaware International Advisers Ltd.

                        Board of Directors, Chairman of Finance
                        Committee, Keystone Insurance Company
                        since 1989, 2040 Market Street,
                        Philadelphia, PA; Board of Directors,
                        Chairman of Finance Committee, AAA Mid
                        Atlantic, Inc. since 1989, 2040 Market
                        Street, Philadelphia, PA; Board of
                        Directors, Metron, Inc. since 1995,
                        11911 Freedom Drive, Reston, VA

Paul E. Suckow          Executive Vice President/Chief
                        Investment Officer, Fixed Income of
                        Delaware Management Company, Inc., the
                        Registrant and each of the other funds
                        in the Delaware Group; Executive Vice
                        President/Chief Investment Officer and
                        Director of Founders Holdings, Inc.;
                        Senior Vice President/Chief Investment
                        Officer, Fixed Income of Delaware
                        Management Holdings, Inc.; Senior Vice
                        President of Delaware Capital
                        Management, Inc.; and Director of
                        Founders CBO Corporation

                        Director, HYPPCO Finance Company Ltd.



*Business address of each is 1818 Market Street, Philadelphia, PA
19103.


Name and Principal      Positions and Offices with DMC and its
Business Address*       Affiliates and Other Positions and
                        Offices Held

David K. Downes         Executive Vice President, Chief
                        Operating Officer and Chief Financial
                        Officer of Delaware Management Company,
                        Inc.; Executive Vice President, Chief
                        Operating Officer and Chief Financial
                        Officer of the Registrant and each of
                        the other funds in the Delaware Group;
                        Chairman and Director of Delaware
                        Management Trust Company; Executive Vice
                        President, Chief Operating Officer and
                        Chief Financial Officer of Delaware
                        Management Holdings, Inc.; Executive
                        Vice President, Chief Operating Officer,
                        Chief Financial Officer and Director of
                        DMH Corp., Delaware Distributors, Inc.
                        and Founders Holdings, Inc.;  President,
                        Chief Executive Officer, Chief Financial
                        Officer and Director of Delaware Service
                        Company, Inc.; Executive Vice President,
                        Chief Operating Officer, Chief Financial
                        Officer and Director of Delaware
                        International Holdings Ltd.; Executive
                        Vice President, Chief Financial Officer
                        and Chief Operating Officer of Delaware
                        Capital Management, Inc.; Chairman and
                        Director of Delaware Investment &
                        Retirement Services, Inc.;  Director of
                        Delaware International Advisers Ltd.;
                        and Senior Vice President, Chief
                        Administrative Officer and Chief
                        Financial Officer of Delaware
                        Distributors, L.P.

                        Chief Executive Officer and Director of
                        Forewarn, Inc. since 1993, 8 Clayton
                        Place, Newtown Square, PA



*Business address of each is 1818 Market Street, Philadelphia, PA
19103.

Name and Principal      Positions and Offices with DMC and its
Business Address*       Affiliates and Other Positions and
                        Offices Held

George M.               Senior Vice President, Secretary and
Chamberlain, Jr.        Director of Delaware Management Company,
                        Inc., DMH Corp., Delaware Distributors,
                        Inc., Delaware Service Company, Inc.,
                        Founders Holdings, Inc., Delaware
                        Capital Management, Inc. and Delaware
                        Investment & Retirement Services, Inc.;
                        Senior Vice President and Secretary of
                        the Registrant, each of the other funds
                        in the Delaware Group, Delaware
                        Distributors, L.P. and Delaware
                        Management Holdings, Inc.; Executive
                        Vice President, Secretary and Director
                        of Delaware Management Trust Company;
                        Secretary and Director of Delaware
                        International Holdings Ltd.; and
                        Director of Delaware International
                        Advisers Ltd.


*Business address of each is 1818 Market Street, Philadelphia, PA
19103.


Name and Principal      Positions and Offices with DMC and its
Business Address*       Affiliates and Other Positions and
                        Offices Held

Richard J. Flannery     Managing Director/Corporate Tax &
                        Affairs of Delaware Management Company,
                        Inc., Delaware Management Holdings,
                        Inc., DMH Corp., Delaware Distributors,
                        L.P., Delaware Distributors, Inc.,
                        Delaware Service Company, Inc., Delaware
                        Management Trust Company, Founders CBO
                        Corporation, Delaware Capital
                        Management, Inc. and Delaware Investment
                        & Retirement Services, Inc.; Vice
                        President of the Registrant and each of
                        the other funds in the Delaware Group;
                        Managing Director/Corporate Tax &
                        Affairs and Director of Founders
                        Holdings, Inc.; Managing Director and
                        Director of Delaware International
                        Holdings Ltd.; and Director of Delaware
                        International Advisers Ltd.

                        Director, HYPPCO Finance Company Ltd.

                        Limited Partner of Stonewall Links, L.P.
                        since 1991, Bulltown Rd., Elverton, PA;
                        Director and Member of Executive
                        Committee of Stonewall Links, Inc. since
                        1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)    Vice President and Treasurer of Delaware
                        Management Company, Inc., the
                        Registrant, each of the other funds in
                        the Delaware Group, Delaware
                        Distributors, L.P., Delaware
                        Distributors, Inc., Delaware Service
                        Company, Inc. and Founders Holdings,
                        Inc.; Assistant Treasurer of Founders
                        CBO Corporation; and Vice President and
                        Manager of Investment Accounting of
                        Delaware International Holdings Ltd.

*Business address of each is 1818 Market Street, Philadelphia, PA
19103.

Name and Principal      Positions and Offices with DMC and its
Business Address*       Affiliates and Other Positions and
                        Offices Held

Eric E. Miller          Vice President and Assistant Secretary
                        of Delaware Management Company, Inc.,
                        the Registrant, each of the other funds
                        in the Delaware Group, Delaware
                        Management Holdings, Inc., DMH Corp.,
                        Delaware Distributors, L.P., Delaware
                        Distributors Inc., Delaware Service
                        Company, Inc., Delaware Management Trust
                        Company, Founders Holdings, Inc.,
                        Delaware Capital Management, Inc. and
                        Delaware Investment & Retirement
                        Services, Inc.

Richelle S. Maestro     Vice President and Assistant Secretary
                        of Delaware Management Company, Inc.,
                        the Registrant, each of the other funds
                        in the Delaware Group, Delaware
                        Management Holdings, Inc., Delaware
                        Distributors, L.P., Delaware
                        Distributors, Inc., Delaware Service
                        Company, Inc., DMH Corp., Delaware
                        Management Trust Company, Delaware
                        Capital Management, Inc., Delaware
                        Investment & Retirement Services, Inc.
                        and Founders Holdings, Inc.; Secretary
                        of Founders CBO Corporation; and
                        Assistant Secretary of Delaware
                        International Holdings Ltd.

                        Partner of Tri-R Associates since 1989,
                        10001 Sandmeyer Lane, Philadelphia, PA





*Business address of each is 1818 Market Street, Philadelphia, PA
19103.




Name and Principal      Positions and Offices with DMC and its
Business Address*       Affiliates and Other Positions and
                        Offices Held

Joseph H. Hastings      Vice President/Corporate Controller of
                        Delaware Management Company, Inc., the
                        Registrant, each of the other funds in
                        the Delaware Group, Delaware Management
                        Holdings, Inc., DMH Corp., Delaware
                        Distributors, L.P., Delaware
                        Distributors, Inc., Delaware Service
                        Company, Inc., Delaware Capital
                        Management, Inc., Founders Holdings,
                        Inc. and Delaware International Holdings
                        Ltd.; Executive Vice President, Chief
                        Financial Officer and Treasurer of
                        Delaware Management Trust Company; Chief
                        Financial Officer and Treasurer of
                        Delaware Investment & Retirement
                        Services, Inc.; and Assistant Treasurer
                        of Founders CBO Corporation

Richard Salus(2)        Vice President/Assistant Controller of
                        Delaware Management Company, Inc.

Bruce A. Ulmer          Vice President/Director of Internal
                        Audit of Delaware Management Company,
                        Inc., the Registrant, each of the other
                        funds in the Delaware Group, Delaware
                        Management Holdings, Inc., DMH Corp. and
                        Delaware Management Trust Company; and
                        Vice President/Internal Audit of
                        Delaware Investment & Retirement
                        Services, Inc.







*Business address of each is 1818 Market Street, Philadelphia, PA
19103.



Name and Principal      Positions and Offices with DMC and its
Business Address*       Affiliates and Other Positions and
                        Offices Held

Steven T. Lampe(3)      Vice President/Taxation of Delaware
                        Management Company, Inc., the
                        Registrant, each of the other funds in
                        the Delaware Group, Delaware Management
                        Holdings, Inc., DMH Corp., Delaware
                        Distributors, L.P., Delaware
                        Distributors, Inc., Delaware Service
                        Company, Inc., Delaware Management Trust
                        Company, Founders Holdings, Inc.,
                        Founders CBO Corporation, Delaware
                        Capital Management, Inc. and Delaware
                        Investment & Retirement Services, Inc.

Lisa O. Brinkley        Vice President/Compliance of Delaware
                        Management Company, Inc., the
                        Registrant, each of the other funds in
                        the Delaware Group, DMH Corp., Delaware
                        Distributors, L.P., Delaware
                        Distributors, Inc., Delaware Service
                        Company, Inc., Delaware Management Trust
                        Company, Delaware Capital Management,
                        Inc. and Delaware Investment &
                        Retirement Services, Inc.

Rosemary E. Milner      Vice President/Legal of Delaware
                        Management Company, Inc., the
                        Registrant, each of the other funds in
                        the Delaware Group, Delaware
                        Distributors, L.P. and Delaware
                        Distributors, Inc.

Douglas L. Anderson     Vice President/Operations of Delaware
                        Management Company, Inc., Delaware
                        Investment and Retirement Services, Inc.
                        and Delaware Service Company, Inc.; and
                        Vice President/Operations and Director
                        of Delaware Management Trust Company


*Business address of each is 1818 Market Street, Philadelphia, PA
19103.

Name and Principal      Positions and Offices with DMC and its
Business Address*       Affiliates and Other Positions and
                        Offices Held

Michael T. Taggart      Vice President/Facilities Management and
                        Administrative Services of Delaware
                        Management Company, Inc.

Gerald T. Nichols       Vice President/Senior Portfolio Manager
                        of Delaware Management Company, Inc.,
                        the Registrant, each of the tax-exempt
                        funds, the fixed income funds and the
                        closed-end funds in the Delaware Group;
                        Vice President of Founders Holdings,
                        Inc.; and Treasurer, Assistant Secretary and Director of Founders CBO Corporation

Gary A. Reed            Vice President/Senior Portfolio Manager
                        of Delaware Management Company, Inc.,
                        each of the tax-exempt funds and the
                        fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Paul A. Matlack         Vice President/Senior Portfolio Manager
                        of Delaware Management Company, Inc.,
                        each of the tax-exempt funds, the fixed
                        income funds and the closed-end funds in the Delaware Group; Vice President of
                        Founders Holdings, Inc.; and President
                        and Director of Founders CBO
                        Corporation

Patrick P. Coyne        Vice President/Senior Portfolio Manager
                        of Delaware Management Company, Inc.,
                        each of the tax-exempt funds and the
                        fixed income funds in the Delaware Group and Delaware Capital Management, Inc.




*Business address of each is 1818 Market Street, Philadelphia, PA
19103.



Name and Principal      Positions and Offices with DMC and its
Business Address*       Affiliates and Other Positions and
                        Offices Held

Roger A. Early          Vice President/Senior Portfolio Manager
                        of Delaware Management Company, Inc.,
                        each of the tax-exempt funds and the
                        fixed income funds in the Delaware Group

Mitchell L. Conery(4)   Vice President/Senior Portfolio Manager
                        of Delaware Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell       Vice President/Senior Portfolio Manager
                        of Delaware Management Company, Inc.,
                        the Registrant and each of the equity
                        funds in the Delaware Group

John B. Fields          Vice President/Senior Portfolio Manager
                        of Delaware Management Company, Inc.,
                        the Registrant, each of the equity funds in the Delaware Group and Delaware
                        Capital Management, Inc.

Gerald S. Frey(5)       Vice President/Senior Portfolio Manager
                        of Delaware Management Company, Inc.,
                        the Registrant and each of the equity
                        funds in the Delaware Group

Faye P. Staples(6)      Vice President/Human Resources of
                        Delaware Management Company, Inc.,
                        Delaware Distributors, L.P. and Delaware
                        Distributors, Inc.; and Vice
                        President/Director of Human Resources of
                        Delaware Service Company, Inc.



*Business address of each is 1818 Market Street, Philadelphia, PA
19103.


1 VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
2   SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
3   TAX MANAGER, Price Waterhouse prior to October 1995.
4 INVESTMENT OFFICER, Travelers Insurance prior to January 1997 and RESEARCH ANALYST, CS First Boston Investment Management prior to March 1995.
5   SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to
    June 1996.
6   VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September
    1995.


    (b) Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to The International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Labor Select International Equity Portfolio and The Emerging Markets Portfolio. In addition, Delaware International also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Income Funds, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts primarily retirement plans and endowment funds.

    The following persons serving as directors or officers of Delaware International have held the following positions during the past two years:

Name and Principal      Positions and Offices with Delaware
Business Address        International and its Affiliates and
                        Other Positions and Offices Held

*Wayne A. Stork         Chairman, Chief Executive Officer and
                        Director of Delaware International
                        Advisers Ltd.; Chairman of the Board,
                        President, Chief Executive Officer,
                        Chief Investment Officer and Director of
                        Delaware Management Company, Inc.;
                        President, Chief Executive Officer,
                        Chairman of the Board and Director of
                        each fund in the Delaware Group (with
                        the exception of Delaware Pooled Trust,
                        Inc.), Delaware Management Holdings,
                        Inc., DMH Corp., Delaware International
                        Holdings Ltd. and Founders Holdings,
                        Inc.; Chairman of the Board and Director of Delaware Pooled Trust, Inc., Delaware
                        Distributors, Inc. and Delaware Capital
                        Management, Inc.; and Director of
                        Delaware Service Company, Inc. and
                        Delaware Investment & Retirement
                        Services, Inc.

*Business address is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal      Positions and Offices with Delaware
Business Address        International and its Affiliates and
                        Other Positions and Offices Held

**G. Roger H. Kitson    Vice Chairman and Director of Delaware
                        International Advisers Ltd.

**David G. Tilles       Managing Director, Chief Investment
                        Officer and Director of Delaware
                        International Advisers Ltd.

**John Emberson         Secretary/Compliance Officer/Finance
                        Director and Director of Delaware
                        International Advisers Ltd.


* Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement,
London, England EC2A 1NQ.




Name and Principal      Positions and Offices with Delaware
Business Address        International and its Affiliates and
                        Other Positions and Offices Held

*David K. Downes        Director of Delaware International
                        Advisers Ltd.; Executive Vice President,
                        Chief Operating Officer and Chief
                        Financial Officer of Delaware Management
                        Company, Inc.; Executive Vice President,
                        Chief Operating Officer and Chief
                        Financial Officer of the Registrant and
                        each of the other funds in the Delaware
                        Group; Chairman and Director of Delaware
                        Management Trust Company; Executive Vice
                        President, Chief Operating Officer and
                        Chief Financial Officer of Delaware
                        Management Holdings, Inc.; Executive
                        Vice President, Chief Operating Officer,
                        Chief Financial Officer and Director of
                        DMH Corp., Delaware Distributors, Inc.
                        and Founders Holdings, Inc.; President,
                        Chief Executive Officer, Chief Financial
                        Officer and Director of Delaware Service
                        Company, Inc.; Executive Vice President,
                        Chief Operating Officer, Chief Financial
                        Officer and Director of Delaware
                        International Holdings Ltd.; Executive
                        Vice President, Chief Financial Officer
                        and Chief Operating Officer of Delaware
                        Capital Management, Inc.; Chairman and
                        Director of Delaware Investment &
                        Retirement Services, Inc.; and Senior
                        Vice President, Chief Administrative
                        Officer and Chief Financial Officer of
                        Delaware Distributors, L.P.

                        Chief Executive Officer and Director of
                        Forewarn, Inc. since 1993, 8 Clayton
                        Place, Newtown Square, PA


* Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement,
  London, England EC2A 1NQ.


Name and Principal      Positions and Offices with Delaware
Business Address        International and its Affiliates and
                        Other Positions and Offices Held

*Richard G. Unruh, Jr.  Director of Delaware International
                        Advisers Ltd.; Executive Vice President
                        and Director of Delaware Management
                        Company, Inc.; Executive Vice President
                        of the Registrant and each of the other
                        funds in the Delaware Group; and Senior
                        Vice President of Delaware Management
                        Holdings, Inc. and Delaware Capital
                        Management, Inc.

                        Board of Directors, Chairman of Finance
                        Committee, Keystone Insurance Company
                        since 1989, 2040 Market Street,
                        Philadelphia, PA; Board of Directors,
                        Chairman of Finance Committee, AAA Mid
                        Atlantic, Inc. since 1989, 2040 Market
                        Street, Philadelphia, PA; Board of
                        Directors, Metron, Inc. since 1995,
                        11911 Freedom Drive, Reston, VA














* Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement,
  London, England EC2A 1NQ.






Name and Principal      Positions and Offices with Delaware
Business Address        International and its Affiliates and
                        Other Positions and Offices Held

*Richard J. Flannery    Director of Delaware International
                        Advisers Ltd.; Managing
                        Director/Corporate Tax & Affairs of
                        Delaware Management Company, Inc.,
                        Delaware Management Holdings, Inc., DMH
                        Corp., Delaware Distributors, L.P.,
                        Delaware Distributors, Inc., Delaware
                        Service Company, Inc., Delaware
                        Management Trust Company, Founders CBO
                        Corporation, Delaware Capital
                        Management, Inc. and Delaware Investment
                        & Retirement Services, Inc.; Vice
                        President of the Registrant and each of
                        the other funds in the Delaware Group;
                        Managing Director/Corporate Tax &
                        Affairs and Director of Founders
                        Holdings, Inc.; and Managing Director
                        and Director of Delaware International
                        Holdings Ltd.

                        Director, HYPPCO Finance Company Ltd.

                        Limited Partner of Stonewall Links, L.P.
                        since 1991, Bulltown Rd., Elverton, PA;
                        Director and Member of Executive
                        Committee of Stonewall Links, Inc. since
                        1991, Bulltown Rd., Elverton, PA

*John C. E. Campbell    Director of Delaware International
                        Advisers Ltd.






* Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement,
  London, England EC2A 1NQ.



Name and Principal      Positions and Offices with Delaware
Business Address        International and its Affiliates and
                        Other Positions and Offices Held

*George M.              Director of Delaware International
Chamberlain, Jr.        Advisers Ltd.; Senior Vice President,
                        Secretary and Director of Delaware
                        Management Company, Inc., DMH Corp.,
                        Delaware Distributors, Inc.,
                        Delaware Service Company, Inc., Founders
                        Holdings, Inc., Delaware Capital
                        Management, Inc. and Delaware Investment
                        & Retirement Services, Inc.; Senior Vice
                        President and Secretary of the
                        Registrant, each of the other funds in
                        the Delaware Group, Delaware
                        Distributors, L.P. and Delaware
                        Management Holdings, Inc.; and Executive
                        Vice President, Secretary and Director
                        of Delaware Management Trust Company;
                        and Secretary and Director of Delaware
                        International Holdings Ltd.

*George E. Deming       Director of Delaware International
                        Advisers Ltd.

**Timothy W.Sanderson   Senior Portfolio Manager, Deputy
                        Compliance Officer, Director Equity
                        Research and Director of Delaware
                        International Advisers Ltd.

**Clive A. Gillmore     Senior Portfolio Manager, Director U.S.
                        Mutual Fund Liaison and Director of
                        Delaware International Advisers Ltd.

**Hamish O. Parker      Senior Portfolio Manager, Director U.S.
                        Marketing Liaison and Director of
                        Delaware International Advisers Ltd.



* Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement,
  London, England EC2A 1NQ.


Name and Principal      Positions and Offices with Delaware
Business Address        International and its Affiliates and
                        Other Positions and Offices Held

**Ian G. Sims           Senior Portfolio Manager, Deputy
                        Managing Director and Director of
                        Delaware International Advisers Ltd.

**Robert Akester        Senior Portfolio Manager of Delaware
                        International Advisers Ltd.

**Elizabeth A. Desmond  Senior Portfolio Manager of Delaware
                        International Advisers Ltd.

**Gavin A. Hall         Senior Portfolio Manager of Delaware
                        International Advisers Ltd.


* Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement,
  London, England EC2A 1NQ.



                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of March, 1997.

                             DELAWARE POOLED TRUST, INC.
                              By /s/ Wayne A. Stork
                                 ------------------
                                    Wayne A. Stork
                             Chairman of the Board and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    Signature              Title                      Date
    ---------              -----                      ----
                           Chairman of the Board
/s/ Wayne A. Stork         and Director            March 27, 1997
------------------
Wayne A. Stork
                           Executive Vice President/
                           Chief Operating
                           Officer/Chief
                           Financial Officer
                           (Principal Financial Officer
                           and Principal Accounting
/s/ David K. Downes        Officer)                March 27, 1997
-------------------
David K. Downes

/s/Walter P. Babich*       Director                March 27, 1997
-------------------
Walter P. Babich

/s/Anthony D. Knerr*       Director                March 27, 1997
-------------------
Anthony D. Knerr

/s/Ann R. Leven*           Director                March 27, 1997
----------------
Ann R. Leven



   Signature              Title                      Date
   ---------              -----                      ----

/s/W. Thacher
Longstreth*               Director                 March 27, 1997
------------
W. Thacher
Longstreth

/s/Charles E. Peck*       Director                 March 27, 1997
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Charles E. Peck



             *By  /s/ Wayne A. Stork
                  ------------------
                       Wayne A. Stork
                  as Attorney-in-Fact for
               each of the persons indicated